July 31, 2026

2026 Quarterly Report (Unaudited)

• iShares Flexible Equity Active ETF | BFLX | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares Flexible Equity Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Airbus SE, ADR NVS	15,823	$924,379
FTAI Aviation Ltd.	3,164	651,784
General Electric Co.	15,861	5,711,070
Howmet Aerospace, Inc.	3,165	893,353
Kongsberg Gruppen ASA, ADR NVS	123,427	1,932,867
RTX Corp.	43,526	9,367,666
Safran SA, SP ADR NVS	155,077	15,318,506
		34,799,625
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	31,860	4,706,678
Automobile Components — 0.0%
Sumitomo Electric Industries Ltd., SP ADR NVS	8	58
Automobiles — 0.6%
Geely Automobile Holdings Ltd., ADR NVS	103,162	5,214,839
Tesla, Inc.(a)	11,739	3,653,294
		8,868,133
Banks — 9.5%
Banco Santander SA, SP ADR NVS	800,754	11,290,631
Bank of America Corp.	340,455	21,091,187
CaixaBank SA, SP ADR NVS	1,209,020	5,779,116
Commerzbank AG, SP ADR NVS	132,925	5,760,970
Credicorp Ltd.	10,394	4,163,629
Danske Bank A/S, SP ADR NVS	898,861	25,860,231
DNB Bank ASA, ADR NVS	154,613	4,975,446
ING Groep NV, SP ADR NVS	123,858	4,326,360
Intesa Sanpaolo SpA, SP ADR NVS	196,239	8,873,928
JPMorgan Chase & Co.	4,546	1,599,237
NatWest Group PLC, SP ADR NVS	177,666	3,364,994
PNC Financial Services Group, Inc.(The)	9,547	2,385,509
Shinhan Financial Group Co. Ltd., ADR	75,956	5,311,603
Swedbank AB, ADR NVS	401,962	16,098,578
U.S. Bancorp	54,249	3,418,229
UniCredit SpA, ADR NVS	468,154	22,021,964
Wells Fargo & Co.	79,544	6,876,579
		153,198,191
Beverages — 0.0%
Coca-Cola Co.(The)	48	4,204
Biotechnology — 0.1%
AbbVie, Inc.	6,360	1,595,978
Broadline Retail — 2.5%
Amazon.com, Inc.(a)	148,388	40,299,213
Capital Markets — 4.9%
Bank of New York Mellon(The)	178,627	27,924,759
Charles Schwab Corp.(The)	20,280	2,134,267
Goldman Sachs Group, Inc.(The)	11,469	11,679,800
Nomura Holdings, Inc., SP ADR NVS	917,848	8,884,769
Northern Trust Corp.	92,637	16,877,535
State Street Corp.	63,584	11,709,629
		79,210,759
Chemicals — 0.3%
Dow, Inc.	179,241	5,429,210
Commercial Services & Supplies — 0.1%
Waste Management, Inc.	6,546	1,482,996
Communications Equipment — 1.5%
Arista Networks, Inc.(a)	80,780	14,568,673
Security	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	13,649	$1,583,148
F5, Inc.(a)	21,811	8,780,454
		24,932,275
Consumer Staples Distribution & Retail — 0.8%
Casey's General Stores, Inc.	6,392	5,567,432
Costco Wholesale Corp.	7,803	7,427,598
		12,995,030
Diversified Telecommunication Services — 1.6%
Koninklijke KPN NV, SP ADR NVS	3,383,390	16,307,940
Telstra Group Ltd., ADR NVS	155,081	2,740,281
Verizon Communications, Inc.	143,724	6,727,721
		25,775,942
Electric Utilities — 1.2%
EDP SA, SP ADR NVS	284,377	14,645,415
Iberdrola SA, SP ADR NVS	31,651	3,023,620
Southern Co.(The)	20,244	1,913,868
		19,582,903
Electrical Equipment — 3.1%
Contemporary Amperex Technology Co. Ltd., ADR NVS	610,839	12,149,588
GE Vernova, Inc.	16,305	16,146,679
Generac Holdings, Inc.(a)	22,204	4,376,630
Mitsubishi Electric Corp., SP ADR NVS	104,830	7,616,948
Vertiv Holdings Co., Class A	36,665	8,857,164
		49,147,009
Electronic Equipment, Instruments & Components — 2.8%
Amphenol Corp., Class A	103,971	16,708,140
Coherent Corp.(a)	5,525	1,452,467
Keysight Technologies, Inc.(a)	78,848	25,158,820
Murata Manufacturing Co. Ltd., SP ADR NVS	78,933	1,835,192
		45,154,619
Entertainment — 0.3%
Netflix, Inc.(a)	72,925	5,229,452
Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(a)	10,028	5,129,723
Mastercard, Inc., Class A	9,742	5,583,140
Visa, Inc., Class A	9,839	3,602,353
		14,315,216
Ground Transportation — 2.8%
JB Hunt Transport Services, Inc.	166,915	45,359,151
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	30,607	3,235,160
Intuitive Surgical, Inc.(a)	6,227	2,200,186
Medtronic PLC	22,157	1,891,986
		7,327,332
Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	72,724	16,728,702
Centene Corp.(a)	52,672	3,277,252
Quest Diagnostics, Inc.	6,839	1,593,555
UnitedHealth Group, Inc.	25,429	10,537,778
		32,137,287
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	158,241	3,976,596
Hotels, Restaurants & Leisure — 0.2%
McDonald's Corp.	9,586	2,594,355
Independent Power and Renewable Electricity Producers — 0.3%
RWE AG, SP ADR NVS	82,280	5,428,012

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Flexible Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial Conglomerates — 0.2%
Hitachi Ltd., ADR NVS	78,845	$2,578,232
Insurance — 1.8%
Daiichi Life Group, Inc., ADR NVS	72,791	1,753,535
Progressive Corp.(The)	7,285	1,540,195
Sampo OYJ, SP ADR NVS	447,861	9,897,728
Sompo Holdings, Inc., ADR NVS	110,778	2,452,625
Tokio Marine Holdings, Inc., ADR NVS	31,187	1,579,933
Travelers Companies, Inc.(The)	31,882	11,935,346
		29,159,362
Interactive Media & Services — 4.0%
Alphabet, Inc., Class C, NVS	119,155	42,496,631
Meta Platforms, Inc., Class A	38,340	21,344,261
		63,840,892
IT Services — 1.0%
Accenture PLC, Class A	10,816	1,794,591
International Business Machines Corp.	16,605	3,713,708
VeriSign, Inc.	35,119	10,185,212
Wipro Ltd., ADR	9	18
		15,693,529
Life Sciences Tools & Services — 0.2%
Danaher Corp.	10,015	1,952,725
Thermo Fisher Scientific, Inc.	2,936	1,686,145
		3,638,870
Machinery — 2.1%
Caterpillar, Inc.	2,583	2,104,654
Parker-Hannifin Corp.	33,159	32,380,759
		34,485,413
Media — 0.0%
AppLovin Corp., Class A(a)	8	3,167
Metals & Mining — 2.3%
Newmont Corp.	70,768	6,631,669
Nucor Corp.	116,427	29,955,503
		36,587,172
Multi-Utilities — 2.0%
Ameren Corp.	289,835	31,768,814
Oil, Gas & Consumable Fuels — 2.7%
Equinor ASA, ADR(b)	416,077	17,100,765
Expand Energy Corp.	57,252	5,383,406
Marathon Petroleum Corp.	31,554	9,985,894
Occidental Petroleum Corp.	207,448	11,839,057
		44,309,122
Passenger Airlines — 0.5%
Southwest Airlines Co.	187,520	8,432,774
Pharmaceuticals — 5.4%
Astellas Pharma, Inc., SP ADR NVS	313,342	4,302,186
Galderma Group AG, SP ADR NVS	1,060,419	46,234,268
Johnson & Johnson	111,158	28,495,353
Roche Holding AG, SP ADR NVS	92,785	5,072,556
UCB SA, SP ADR NVS	28,490	3,661,535
		87,765,898
Semiconductors & Semiconductor Equipment — 13.3%
Advanced Micro Devices, Inc.(a)	16,757	7,978,846
Analog Devices, Inc.	64,290	23,620,789
Applied Materials, Inc.	42,346	21,497,794
ASE Technology Holding Co. Ltd., ADR	295,210	10,382,536
ASML Holding NV, ADR(c)	8,923	14,535,567
BE Semiconductor Industries NV	6,322	1,453,301
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	39,351	$15,318,557
Intel Corp.(a)	28,887	2,605,607
Kioxia Holdings Corp., SP ADR NVS(a)	323,222	8,985,572
Lam Research Corp.	3,161	926,236
Microchip Technology, Inc.	19,764	1,468,268
Micron Technology, Inc.	31,741	26,123,795
Nvidia Corp.	330,716	66,391,237
SK hynix, Inc., ADR NVS(a)	16,438	2,362,634
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,829	8,420,123
Texas Instruments, Inc.	11,015	3,037,276
		215,108,138
Software — 4.7%
Adobe, Inc.(a)	16	4,007
Fortinet, Inc.(a)	10,227	1,656,263
Microsoft Corp.	124,671	57,937,107
Oracle Corp.	29,174	3,788,827
Palantir Technologies, Inc., Class A(a)	38,319	4,715,536
Salesforce, Inc.	14,017	2,579,408
SAP SE, ADR NVS(b)	17,568	3,225,836
ServiceNow, Inc.(a)	18,412	2,047,967
		75,954,951
Specialty Retail — 6.3%
Fast Retailing Co. Ltd., SP ADR NVS	161,110	7,878,279
Industria de Diseno Textil SA, SP ADR NVS	360,818	5,895,766
Ross Stores, Inc.	171,207	42,984,941
TJX Companies, Inc.(The)	268,992	42,323,201
Vibra Energia SA, ADR NVS	154,665	2,207,070
		101,289,257
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	213,878	66,069,053
Dell Technologies, Inc., Class C	54,551	22,113,339
Hewlett Packard Enterprise Co.	51,451	2,464,503
Seagate Technology Holdings PLC	17,810	15,247,675
		105,894,570
Textiles, Apparel & Luxury Goods — 3.2%
Asics Corp., SP ADR NVS	79,125	2,350,804
Ralph Lauren Corp., Class A	94,947	36,112,142
Tapestry, Inc.	86,162	13,128,504
		51,591,450
Tobacco — 1.9%
Altria Group, Inc.	449,834	30,737,157
Trading Companies & Distributors — 0.5%
Fastenal Co.	161,414	7,701,062
Wireless Telecommunication Services — 0.6%
Vodafone Group PLC, SP ADR NVS	595,016	9,389,353
Total Long-Term Investments — 98.0% (Cost: $1,575,867,106)		1,579,479,407
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(d)(e)(f)	5,450,651	5,452,286

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Flexible Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	27,910,000	$27,910,000
Total Short-Term Securities — 2.1% (Cost: $33,361,741)		33,362,286
Total Investments — 100.1% (Cost: $1,609,228,847)		1,612,841,693
Liabilities in Excess of Other Assets — (0.1)%		(1,412,821)
Net Assets — 100.0%		$1,611,428,872

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/19/26(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,451,643 (b)	$—	$98	$545	$5,452,286	5,450,651	$682 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	27,910,000 (b)	—	—	—	27,910,000	27,910,000	68,728	—
				$98	$545	$33,362,286		$69,410	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	27,106,400	USD	18,906,837	Citibank N.A.	09/16/26	$152,231
AUD	5,167,380	USD	3,611,872	JPMorgan Chase Bank N.A.	09/16/26	21,419
BRL	67,100	USD	12,680	JPMorgan Chase Bank N.A.	09/16/26	420
CAD	72,163,100	USD	51,236,367	Barclays Bank PLC	09/16/26	336,651
CAD	5,038,303	USD	3,571,436	Goldman Sachs International	09/16/26	29,303
DKK	4,729,100	USD	725,295	Morgan Stanley & Co. International PLC	09/16/26	5,898
EUR	4,029,400	USD	4,601,242	Barclays Bank PLC	09/16/26	53,165
EUR	2,089,300	USD	2,380,105	Goldman Sachs International	09/16/26	33,269
GBP	16,432,210	USD	21,986,683	Barclays Bank PLC	09/16/26	159,333
GBP	9,677,500	USD	12,803,901	Citibank N.A.	09/16/26	238,658
GBP	2,758,239	USD	3,652,624	JPMorgan Chase Bank N.A.	09/16/26	64,710
GBP	3,152,500	USD	4,166,285	Morgan Stanley & Co. International PLC	09/16/26	82,402
INR	226,709,200	USD	2,342,909	Morgan Stanley & Co. International PLC	09/16/26	24,271

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Flexible Equity Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	10,889,776	USD	68,346	Citibank N.A.	09/16/26	$329
JPY	197,302,600	USD	1,227,907	Goldman Sachs International	09/16/26	16,349
JPY	6,914,561,900	USD	42,645,676	Morgan Stanley & Co. International PLC	09/16/26	959,861
KRW	16,916,700	USD	11,148	Barclays Bank PLC	09/16/26	580
NOK	15,287,700	USD	1,582,384	Goldman Sachs International	09/16/26	29,657
SGD	8,791,500	USD	6,831,199	Goldman Sachs International	09/16/26	45,154
USD	2,528,397	CHF	2,022,700	Barclays Bank PLC	09/16/26	14,723
USD	2,936,815	CHF	2,350,200	JPMorgan Chase Bank N.A.	09/16/26	16,146
USD	101,508	DKK	654,500	Goldman Sachs International	09/16/26	312
USD	344,335	EUR	297,004	Barclays Bank PLC	09/16/26	1,262
USD	3,580,720	HKD	27,995,589	Barclays Bank PLC	09/16/26	5,564
USD	9,402,370	HKD	73,571,500	Goldman Sachs International	09/16/26	6,977
USD	43,762	HKD	341,900	JPMorgan Chase Bank N.A.	09/16/26	100
USD	1,298,243	INR	123,893,400	Citibank N.A.	09/16/26	4,612
USD	21,966	SEK	207,900	Barclays Bank PLC	09/16/26	83
USD	97,306	TWD	3,085,700	Goldman Sachs International	09/16/26	1,634
USD	6,288,186	TWD	199,970,600	JPMorgan Chase Bank N.A.	09/16/26	88,111
USD	729,025	TWD	23,326,100	Morgan Stanley & Co. International PLC	09/16/26	5,801
USD	39,792	ZAR	649,600	Barclays Bank PLC	09/16/26	605
ZAR	497,500	USD	29,992	Barclays Bank PLC	09/16/26	21
						2,399,611
CAD	511,900	USD	368,634	Goldman Sachs International	09/16/26	$(2,793)
CHF	692,707	USD	870,384	Barclays Bank PLC	09/16/26	(9,535)
CHF	76,400	USD	96,557	JPMorgan Chase Bank N.A.	09/16/26	(1,612)
CLP	665,327,100	USD	722,852	Citibank N.A.	09/16/26	(7,025)
CLP	12,301,700	USD	13,560	Goldman Sachs International	09/16/26	(324)
EUR	121,700	USD	141,615	Barclays Bank PLC	09/16/26	(1,038)
HKD	8,498,000	USD	1,086,466	Goldman Sachs International	09/16/26	(1,236)
IDR	365,115,600	USD	20,197	Barclays Bank PLC	09/16/26	(27)
ILS	7,083,300	USD	2,375,367	Goldman Sachs International	09/16/26	(54,680)
TWD	340,600	USD	10,768	JPMorgan Chase Bank N.A.	09/16/26	(207)
USD	3,981,349	CHF	3,244,500	Citibank N.A.	09/16/26	(50,694)
USD	7,262,934	CHF	5,858,000	JPMorgan Chase Bank N.A.	09/16/26	(16,989)
USD	8,027,964	DKK	52,441,400	Goldman Sachs International	09/16/26	(80,303)
USD	7,448,336	DKK	48,623,100	JPMorgan Chase Bank N.A.	09/16/26	(69,562)
USD	7,148,873	EUR	6,249,600	JPMorgan Chase Bank N.A.	09/16/26	(70,113)
USD	13,041,645	EUR	11,403,300	Morgan Stanley & Co. International PLC	09/16/26	(130,440)
USD	939,205	GBP	708,600	Goldman Sachs International	09/16/26	(15,789)
USD	11,114	INR	1,068,800	Barclays Bank PLC	09/16/26	(46)
USD	32,778	JPY	5,220,200	Barclays Bank PLC	09/16/26	(142)
USD	1,588,928	JPY	259,194,000	Goldman Sachs International	09/16/26	(45,636)
USD	19,886	JPY	3,168,000	JPMorgan Chase Bank N.A.	09/16/26	(93)
USD	1,428,860	KRW	2,147,762,800	Barclays Bank PLC	09/16/26	(60,126)
USD	1,529,551	KRW	2,342,292,600	Goldman Sachs International	09/16/26	(94,298)
USD	4,240,212	KRW	6,269,894,900	JPMorgan Chase Bank N.A.	09/16/26	(106,539)
USD	41,866	NOK	397,200	Barclays Bank PLC	09/16/26	(17)
USD	75,778	NOK	721,600	Goldman Sachs International	09/16/26	(312)
USD	7,773,381	NOK	76,101,300	JPMorgan Chase Bank N.A.	09/16/26	(251,269)
USD	15,535,647	NOK	149,687,600	Morgan Stanley & Co. International PLC	09/16/26	(248,456)
USD	1,752,337	SEK	16,930,100	Goldman Sachs International	09/16/26	(29,663)
USD	2,202,671	SEK	21,285,700	Morgan Stanley & Co. International PLC	09/16/26	(37,783)
USD	3,157,616	TWD	102,477,900	JPMorgan Chase Bank N.A.	09/16/26	(19,704)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Flexible Equity Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,386,569	TWD	335,771,800	Morgan Stanley & Co. International PLC	09/16/26	$(24,012)
USD	24,213	ZAR	402,600	Citibank N.A.	09/16/26	(74)
ZAR	13,254,700	USD	807,512	Morgan Stanley & Co. International PLC	09/16/26	(7,918)
USD	735,951	MXN	12,939,100	Goldman Sachs International	09/17/26	(8,377)
						(1,446,832)
						$952,779
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
3M Co.	JPMorgan Chase Bank N.A.	$2,762,932	02/11/27	0.20%	1D OBFR01	Monthly	$232,065
A O Smith Corp.	Barclays Bank PLC	3,674,101	06/21/27	0.20%	1D OBFR01	Monthly	41,391
Accenture PLC, Class A	Citibank NA	4,125,510	02/22/28	0.20%	1D OBFR01	Monthly	760,668
Adobe, Inc.	Citibank NA	3,051,581	02/22/28	0.20%	1D OBFR01	Monthly	447,899
Agilent Technologies, Inc.	JPMorgan Chase Bank N.A.	2,896,718	02/11/27	0.20%	1D OBFR01	Monthly	165,134
Air Products and Chemicals, Inc.	Citibank NA	1,761,804	02/22/28	0.20%	1D OBFR01	Monthly	(12,517)
Airbnb, Inc.	Goldman Sachs Bank USA	4,555,426	08/18/26	0.20%	1D FEDL01	Monthly	153,664
Akamai Technologies, Inc.	Goldman Sachs Bank USA	524,084	08/18/26	0.20%	1D FEDL01	Monthly	(21,093)
Albemarle Corp.	Goldman Sachs Bank USA	519,833	08/18/26	0.20%	1D FEDL01	Monthly	(19,980)
Align Technology, Inc.	Goldman Sachs Bank USA	452,062	08/18/26	0.20%	1D FEDL01	Monthly	(30,177)
Altria Group, Inc.	Citibank NA	2,949,371	02/22/28	0.20%	1D OBFR01	Monthly	(156,929)
America Movil SAB de CV	Barclays Bank PLC	924,361	06/21/27	0.20%	1D OBFR01	Monthly	(27,250)
American Water Works Co., Inc.	Barclays Bank PLC	1,308,188	06/21/27	0.20%	1D OBFR01	Monthly	3,324
Ameriprise Financial, Inc.	Goldman Sachs Bank USA	1,019,937	08/18/26	0.20%	1D FEDL01	Monthly	22,071
AMETEK, Inc.	Citibank NA	1,377,730	02/22/28	0.20%	1D OBFR01	Monthly	26,847
APA Corp.	Citibank NA	1,698,108	02/22/28	0.20%	1D OBFR01	Monthly	53,506
Applied Materials, Inc.	Goldman Sachs Bank USA	1,168,214	08/18/26	0.20%	1D FEDL01	Monthly	(96,522)
Archer-Daniels-Midland Co.	Citibank NA	964,275	02/22/28	0.20%	1D OBFR01	Monthly	(88,896)
ASML Holding NV	Goldman Sachs Bank USA	6,365,957	08/18/26	0.20%	1D FEDL01	Monthly	(398,930)
Atmos Energy Corp.	Barclays Bank PLC	1,791,125	06/21/27	0.20%	1D OBFR01	Monthly	(57,105)
Autodesk, Inc.	Citibank NA	1,271,329	02/22/28	0.20%	1D OBFR01	Monthly	141,834
AutoZone, Inc.	Goldman Sachs Bank USA	3,442,130	08/18/26	0.20%	1D FEDL01	Monthly	29,573
Baidu, Inc.	Goldman Sachs Bank USA	1,030,301	08/18/26	0.20%	1D FEDL01	Monthly	9,577
Banco Santander Brasil SA	Citibank NA	644,650	02/22/28	0.20%	1D OBFR01	Monthly	24,353
Banco Santander SA, SP ADR	Barclays Bank PLC	1,365,000	06/21/27	0.20%	1D OBFR01	Monthly	35,764
Bank of New York Mellon Corp. (The)	Citibank NA	851,350	02/22/28	0.20%	1D OBFR01	Monthly	(21,550)
Barclays PLC	Goldman Sachs Bank USA	4,116,198	08/18/26	0.20%	1D FEDL01	Monthly	(47,160)
Bilibili, Inc.	Barclays Bank PLC	908,152	06/21/27	0.20%	1D OBFR01	Monthly	72,385
Blackstone, Inc.	JPMorgan Chase Bank N.A.	3,803,703	02/11/27	0.20%	1D OBFR01	Monthly	52,814
Booking Holdings, Inc.	Goldman Sachs Bank USA	10,089,108	08/18/26	0.20%	1D FEDL01	Monthly	647,513
Boston Scientific Corp.	Goldman Sachs Bank USA	814,392	08/18/26	0.20%	1D FEDL01	Monthly	51,795
British American Tobacco PLC	Goldman Sachs Bank USA	1,895,112	08/18/26	0.20%	1D FEDL01	Monthly	18,213
Broadridge Financial Solutions, Inc.	JPMorgan Chase Bank N.A.	6,126,072	02/11/27	0.20%	1D OBFR01	Monthly	195,115
Cadence Design Systems, Inc.	Citibank NA	3,315,504	02/22/28	0.20%	1D OBFR01	Monthly	29,612
Capital One Financial Corp.	Citibank NA	916,792	02/22/28	0.20%	1D OBFR01	Monthly	34,830
Cardinal Health, Inc.	Barclays Bank PLC	1,911,861	06/21/27	0.20%	1D OBFR01	Monthly	82,269
Carvana Co.	Citibank NA	1,524,935	02/22/28	0.20%	1D OBFR01	Monthly	(20,375)
Casey's General Stores, Inc.	Citibank NA	621,137	02/22/28	0.20%	1D OBFR01	Monthly	10,339
Caterpillar, Inc.	Goldman Sachs Bank USA	2,335,040	08/18/26	0.20%	1D FEDL01	Monthly	(236,089)
Cboe Global Markets, Inc.	Barclays Bank PLC	325,761	06/21/27	0.20%	1D OBFR01	Monthly	32,865

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Flexible Equity Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
CBRE Group, Inc.	Citibank NA	$1,723,221	02/22/28	0.20%	1D OBFR01	Monthly	$122,180
Centene Corp.	Goldman Sachs Bank USA	1,219,030	08/18/26	0.20%	1D FEDL01	Monthly	(79,222)
Charles Schwab Corp. (The)	Citibank NA	6,441,399	02/22/28	0.20%	1D OBFR01	Monthly	238,289
Charter Communications, Inc.	Barclays Bank PLC	1,485,384	06/21/27	0.20%	1D OBFR01	Monthly	181,161
Cintas Corp.	Citibank NA	1,229,907	02/22/28	0.20%	1D OBFR01	Monthly	19,973
Citigroup, Inc.	JPMorgan Chase Bank N.A.	4,577,837	02/11/27	0.20%	1D OBFR01	Monthly	105,198
CME Group, Inc.	JPMorgan Chase Bank N.A.	3,490,546	02/11/27	0.20%	1D OBFR01	Monthly	334,834
Constellation Brands, Inc.	Barclays Bank PLC	665,023	06/21/27	0.20%	1D OBFR01	Monthly	(9,315)
Costco Wholesale Corp.	Goldman Sachs Bank USA	2,078,756	08/18/26	0.20%	1D FEDL01	Monthly	55,382
CRH PLC	Goldman Sachs Bank USA	590,708	08/18/26	0.20%	1D FEDL01	Monthly	(46,301)
CSX Corp.	JPMorgan Chase Bank N.A.	1,396,669	02/11/27	0.20%	1D OBFR01	Monthly	17,958
Darden Restaurants, Inc.	Goldman Sachs Bank USA	2,201,594	08/18/26	0.20%	1D FEDL01	Monthly	104,153
DaVita, Inc.	Barclays Bank PLC	1,076,851	06/21/27	0.20%	1D OBFR01	Monthly	37,166
Deckers Outdoor Corp.	JPMorgan Chase Bank N.A.	2,460,639	02/11/27	0.20%	1D OBFR01	Monthly	(95,217)
Delta Air Lines, Inc.	Barclays Bank PLC	624,061	06/21/27	0.20%	1D OBFR01	Monthly	29,290
Dexcom, Inc.	JPMorgan Chase Bank N.A.	1,223,671	02/11/27	0.20%	1D OBFR01	Monthly	128,803
Digital Realty Trust, Inc.	Barclays Bank PLC	4,742,797	06/21/27	0.20%	1D OBFR01	Monthly	210,755
Dollar General Corp.	JPMorgan Chase Bank N.A.	5,377,619	02/11/27	0.20%	1D OBFR01	Monthly	233,672
Domino's Pizza, Inc.	Goldman Sachs Bank USA	955,173	08/18/26	0.20%	1D FEDL01	Monthly	4,108
DoorDash, Inc.	Goldman Sachs Bank USA	1,625,971	08/18/26	0.20%	1D FEDL01	Monthly	62,182
Dow, Inc.	Barclays Bank PLC	709,127	06/21/27	0.20%	1D OBFR01	Monthly	(7,883)
Eaton Corp PLC	Goldman Sachs Bank USA	702,159	08/18/26	0.20%	1D FEDL01	Monthly	14,891
eBay, Inc.	Goldman Sachs Bank USA	1,559,519	08/18/26	0.20%	1D FEDL01	Monthly	2,874
Ecolab, Inc.	Citibank NA	3,931,943	02/22/28	0.20%	1D OBFR01	Monthly	158,380
Electronic Arts, Inc.	JPMorgan Chase Bank N.A.	1,908,163	02/11/27	0.20%	1D OBFR01	Monthly	16,673
Elevance Health, Inc.	JPMorgan Chase Bank N.A.	2,285,113	02/11/27	0.20%	1D OBFR01	Monthly	(75,174)
EMCOR Group, Inc.	Citibank NA	1,110,826	02/22/28	0.20%	1D OBFR01	Monthly	62,194
Emerson Electric Co.	Citibank NA	2,012,068	02/22/28	0.20%	1D OBFR01	Monthly	146,838
Equifax, Inc.	Citibank NA	1,870,177	02/22/28	0.20%	1D OBFR01	Monthly	23,809
Equinor ASA	Barclays Bank PLC	1,836,322	06/21/27	0.20%	1D OBFR01	Monthly	52,388
Fair Isaac Corp.	Barclays Bank PLC	652,265	06/21/27	0.20%	1D OBFR01	Monthly	(52,599)
Fastenal Co.	JPMorgan Chase Bank N.A.	4,718,271	02/11/27	0.20%	1D OBFR01	Monthly	215,372
FedEx Corp.	Barclays Bank PLC	1,785,192	06/21/27	0.20%	1D OBFR01	Monthly	(75,741)
Fiserv, Inc.	JPMorgan Chase Bank N.A.	5,267,331	02/11/27	0.20%	1D OBFR01	Monthly	295,609
Fomento Economico Mexicano SAB de CV	JPMorgan Chase Bank N.A.	2,318,322	02/11/27	0.20%	1D OBFR01	Monthly	(49,699)
Fortinet, Inc.	Goldman Sachs Bank USA	896,096	08/18/26	0.20%	1D FEDL01	Monthly	(5,695)
Fox Corp.	Barclays Bank PLC	802,663	06/21/27	0.20%	1D OBFR01	Monthly	25,310
Freeport-McMoRan, Inc.	Goldman Sachs Bank USA	730,529	08/18/26	0.20%	1D FEDL01	Monthly	13,828
Garmin Ltd.	Goldman Sachs Bank USA	812,004	08/18/26	0.20%	1D FEDL01	Monthly	157,176
General Mills, Inc.	JPMorgan Chase Bank N.A.	5,554,734	02/11/27	0.20%	1D OBFR01	Monthly	(240,854)
Gilead Sciences, Inc.	JPMorgan Chase Bank N.A.	796,815	02/11/27	0.20%	1D OBFR01	Monthly	(13,081)
GoDaddy, Inc.	Citibank NA	850,105	02/22/28	0.20%	1D OBFR01	Monthly	(63,330)
Goldman Sachs Group, Inc. (The)	Barclays Bank PLC	6,064,260	06/21/27	0.20%	1D OBFR01	Monthly	(440,766)
Goldman Sachs Group, Inc. (The)	JPMorgan Chase Bank N.A.	915,350	02/11/27	0.20%	1D OBFR01	Monthly	(10,010)
GSK PLC	Goldman Sachs Bank USA	1,940,618	08/18/26	0.20%	1D FEDL01	Monthly	46,346
H World Group Ltd.	JPMorgan Chase Bank N.A.	4,570,353	02/11/27	0.20%	1D OBFR01	Monthly	97,158
Halliburton Co.	Goldman Sachs Bank USA	3,445,466	08/18/26	0.20%	1D FEDL01	Monthly	(308,315)
Hartford Insurance Group, Inc. (The)	Goldman Sachs Bank USA	2,184,434	08/18/26	0.20%	1D FEDL01	Monthly	24,112
Hasbro, Inc.	Citibank NA	1,640,562	02/22/28	0.20%	1D OBFR01	Monthly	90,282
Honda Motor Co. Ltd.	Goldman Sachs Bank USA	837,090	08/18/26	0.20%	1D FEDL01	Monthly	66,631
Host Hotels & Resorts, Inc.	Citibank NA	5,145,858	02/22/28	0.20%	1D OBFR01	Monthly	132,322
Howmet Aerospace, Inc.	JPMorgan Chase Bank N.A.	2,431,880	02/11/27	0.20%	1D OBFR01	Monthly	96,323
HP, Inc.	Citibank NA	5,797,347	02/22/28	0.20%	1D OBFR01	Monthly	501,205
HSBC Holdings PLC	Goldman Sachs Bank USA	796,246	08/18/26	0.20%	1D FEDL01	Monthly	47,239

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Flexible Equity Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Hubbell, Inc.	Barclays Bank PLC	$1,260,765	06/21/27	0.20%	1D OBFR01	Monthly	$(11,343)
Illinois Tool Works, Inc.	JPMorgan Chase Bank N.A.	3,139,511	02/11/27	0.20%	1D OBFR01	Monthly	237,891
Incyte Corp.	Citibank NA	1,541,975	02/22/28	0.20%	1D OBFR01	Monthly	49,672
Infosys Ltd.	Barclays Bank PLC	2,857,780	06/21/27	0.20%	1D OBFR01	Monthly	287,608
ING Groep NV	Barclays Bank PLC	664,034	06/21/27	0.20%	1D OBFR01	Monthly	31,877
Intel Corp.	Citibank NA	2,941,873	02/22/28	0.20%	1D OBFR01	Monthly	(69,905)
Intercontinental Exchange, Inc.	Goldman Sachs Bank USA	1,508,201	08/18/26	0.20%	1D FEDL01	Monthly	124,250
Intuitive Surgical, Inc.	Barclays Bank PLC	3,809,255	06/21/27	0.20%	1D OBFR01	Monthly	141,328
Invesco Ltd.	Barclays Bank PLC	4,199,850	06/21/27	0.20%	1D OBFR01	Monthly	(123,930)
Iron Mountain, Inc.	JPMorgan Chase Bank N.A.	1,950,324	02/11/27	0.20%	1D OBFR01	Monthly	435
J M Smucker Co. (The)	Barclays Bank PLC	1,115,927	06/21/27	0.20%	1D OBFR01	Monthly	11,438
JB Hunt Transport Services, Inc.	Goldman Sachs Bank USA	5,093,549	08/18/26	0.20%	1D FEDL01	Monthly	(268,899)
JBS NV	Citibank NA	626,784	02/22/28	0.20%	1D OBFR01	Monthly	90,564
JD.com, Inc.	Barclays Bank PLC	1,494,753	06/21/27	0.20%	1D OBFR01	Monthly	137,822
JPMorgan Chase & Co.	Goldman Sachs Bank USA	3,708,207	08/18/26	0.20%	1D FEDL01	Monthly	145,652
Keysight Technologies, Inc.	JPMorgan Chase Bank N.A.	1,494,994	02/11/27	0.20%	1D OBFR01	Monthly	9,787
Kimco Realty Corp.	JPMorgan Chase Bank N.A.	1,367,766	02/11/27	0.20%	1D OBFR01	Monthly	6,905
Kinder Morgan, Inc.	Barclays Bank PLC	1,481,551	06/21/27	0.20%	1D OBFR01	Monthly	(2,526)
KKR & Co., Inc.	Goldman Sachs Bank USA	1,467,106	08/18/26	0.20%	1D FEDL01	Monthly	6,976
KLA Corp.	Barclays Bank PLC	954,726	06/21/27	0.20%	1D OBFR01	Monthly	(141,726)
Kraft Heinz Co. (The)	Barclays Bank PLC	1,068,254	06/21/27	0.20%	1D OBFR01	Monthly	(4,527)
Lam Research Corp.	JPMorgan Chase Bank N.A.	1,507,673	02/11/27	0.20%	1D OBFR01	Monthly	(97,075)
LG Display Co. Ltd.	JPMorgan Chase Bank N.A.	238,131	02/11/27	0.20%	1D OBFR01	Monthly	(44,613)
Lockheed Martin Corp.	Goldman Sachs Bank USA	1,081,591	08/18/26	0.20%	1D FEDL01	Monthly	(1,191)
LyondellBasell Industries NV	Barclays Bank PLC	773,017	06/21/27	0.20%	1D OBFR01	Monthly	(2,977)
M&T Bank Corp.	Citibank NA	2,306,149	02/22/28	0.20%	1D OBFR01	Monthly	(31,415)
Marriott International, Inc./MD	Barclays Bank PLC	2,052,760	06/21/27	0.20%	1D OBFR01	Monthly	16,820
McCormick & Co., Inc./MD	Barclays Bank PLC	1,918,394	06/21/27	0.20%	1D OBFR01	Monthly	(41,303)
McKesson Corp.	Goldman Sachs Bank USA	827,408	08/18/26	0.20%	1D FEDL01	Monthly	62,174
MercadoLibre, Inc.	Goldman Sachs Bank USA	1,443,331	08/18/26	0.20%	1D FEDL01	Monthly	28,982
Microchip Technology, Inc.	Citibank NA	2,886,089	02/22/28	0.20%	1D OBFR01	Monthly	(364,241)
Moderna, Inc.	Barclays Bank PLC	320,837	06/21/27	0.20%	1D OBFR01	Monthly	(17,956)
Molson Co.ors Beverage Co.	Goldman Sachs Bank USA	2,583,631	08/18/26	0.20%	1D FEDL01	Monthly	72,469
National Grid PLC	JPMorgan Chase Bank N.A.	636,685	02/11/27	0.20%	1D OBFR01	Monthly	(24,115)
NatWest Group PLC, SP ADR	Goldman Sachs Bank USA	704,663	08/18/26	0.20%	1D FEDL01	Monthly	45,910
Netflix, Inc.	Citibank NA	2,029,036	02/22/28	0.20%	1D OBFR01	Monthly	94,153
New Oriental Education & Technology Group, Inc.	Goldman Sachs Bank USA	731,918	08/18/26	0.20%	1D FEDL01	Monthly	134,354
Newmont Corp.	Citibank NA	3,358,047	02/22/28	0.20%	1D OBFR01	Monthly	(65,078)
News Corp.	Barclays Bank PLC	2,097,607	06/21/27	0.20%	1D OBFR01	Monthly	16,879
Nordson Corp.	Barclays Bank PLC	734,515	06/21/27	0.20%	1D OBFR01	Monthly	15,593
Norfolk Southern Corp.	Citibank NA	5,370,717	02/22/28	0.20%	1D OBFR01	Monthly	(11,424)
Northern Trust Corp.	Goldman Sachs Bank USA	490,034	08/18/26	0.20%	1D FEDL01	Monthly	5,159
Northrop Grumman Corp.	JPMorgan Chase Bank N.A.	5,174,232	02/11/27	0.20%	1D OBFR01	Monthly	20,557
Novartis AG	Goldman Sachs Bank USA	1,780,645	08/18/26	0.20%	1D FEDL01	Monthly	(2,721)
Nucor Corp.	JPMorgan Chase Bank N.A.	2,327,004	02/11/27	0.20%	1D OBFR01	Monthly	280,888
Occidental Petroleum Corp.	Citibank NA	721,338	02/22/28	0.20%	1D OBFR01	Monthly	(5,394)
Otis Worldwide Corp.	Citibank NA	2,861,744	02/22/28	0.20%	1D OBFR01	Monthly	62,592
PACCAR, Inc.	JPMorgan Chase Bank N.A.	534,351	02/11/27	0.20%	1D OBFR01	Monthly	38,959
Parker-Hannifin Corp.	Citibank NA	2,473,522	02/22/28	0.20%	1D OBFR01	Monthly	14,676
Phillips 66	JPMorgan Chase Bank N.A.	679,191	02/11/27	0.20%	1D OBFR01	Monthly	65,923
Pinnacle West Capital Corp.	Citibank NA	1,789,773	02/22/28	0.20%	1D OBFR01	Monthly	(89,404)
PNC Financial Services Group, Inc. (The)	Goldman Sachs Bank USA	5,184,986	08/18/26	0.20%	1D FEDL01	Monthly	1,066
POSCO Holdings, Inc.	Goldman Sachs Bank USA	609,442	08/18/26	0.20%	1D FEDL01	Monthly	33,064
Progressive Corp. (The)	Goldman Sachs Bank USA	5,934,205	08/18/26	0.20%	1D FEDL01	Monthly	87,671

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Flexible Equity Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Prologis, Inc.	Barclays Bank PLC	$3,920,911	06/21/27	0.20%	1D OBFR01	Monthly	$(6,029)
Prudential Financial, Inc.	Barclays Bank PLC	695,748	06/21/27	0.20%	1D OBFR01	Monthly	18,908
Prudential PLC	Goldman Sachs Bank USA	1,229,894	08/18/26	0.20%	1D FEDL01	Monthly	55,279
PTC, Inc.	Barclays Bank PLC	1,337,752	06/21/27	0.20%	1D OBFR01	Monthly	263,372
Ralph Lauren Corp., Class A	Citibank NA	3,265,526	02/22/28	0.20%	1D OBFR01	Monthly	(57,358)
Raymond James Financial, Inc.	Goldman Sachs Bank USA	959,272	08/18/26	0.20%	1D FEDL01	Monthly	28,328
Regeneron Pharmaceuticals, Inc.	Barclays Bank PLC	1,932,702	06/21/27	0.20%	1D OBFR01	Monthly	330,784
Republic Services, Inc.	Barclays Bank PLC	3,779,790	06/21/27	0.20%	1D OBFR01	Monthly	(104,218)
ResMed, Inc.	Barclays Bank PLC	2,682,414	06/21/27	0.20%	1D OBFR01	Monthly	251,263
ROBLOX Corp.	Goldman Sachs Bank USA	1,411,132	08/18/26	0.20%	1D FEDL01	Monthly	(470,437)
Ross Stores, Inc.	JPMorgan Chase Bank N.A.	788,286	02/11/27	0.20%	1D OBFR01	Monthly	53,050
S&P Global, Inc.	Barclays Bank PLC	1,673,334	06/21/27	0.20%	1D OBFR01	Monthly	(66,807)
Salesforce, Inc.	JPMorgan Chase Bank N.A.	5,001,261	02/11/27	0.20%	1D OBFR01	Monthly	362,370
Sandisk Corp.	Citibank NA	593,329	02/22/28	0.20%	1D OBFR01	Monthly	(142,627)
SAP SE	Goldman Sachs Bank USA	3,517,392	08/18/26	0.20%	1D FEDL01	Monthly	583,761
Seagate Technology Holdings PLC	JPMorgan Chase Bank N.A.	2,002,211	02/11/27	0.20%	1D OBFR01	Monthly	94,451
Sempra	Barclays Bank PLC	818,468	06/21/27	0.20%	1D OBFR01	Monthly	(39,582)
Sherwin-Williams Co. (The)	Goldman Sachs Bank USA	3,150,548	08/18/26	0.20%	1D FEDL01	Monthly	128,770
Shinhan Financial Group Co. Ltd.	Barclays Bank PLC	919,439	06/21/27	0.20%	1D OBFR01	Monthly	(9,370)
Skyworks Solutions, Inc.	Goldman Sachs Bank USA	3,417,420	08/18/26	0.20%	1D FEDL01	Monthly	213,504
Southern Co. (The)	Citibank NA	2,004,807	02/22/28	0.20%	1D OBFR01	Monthly	(26,368)
Southern Copper Corp.	Barclays Bank PLC	1,207,480	06/21/27	0.20%	1D OBFR01	Monthly	(78,880)
Southwest Airlines Co.	Citibank NA	6,313,271	02/22/28	0.20%	1D OBFR01	Monthly	(256,081)
State Street Corp.	Citibank NA	5,313,239	02/22/28	0.20%	1D OBFR01	Monthly	(30,978)
Steel Dynamics, Inc.	JPMorgan Chase Bank N.A.	1,828,415	02/11/27	0.20%	1D OBFR01	Monthly	173,373
STERIS PLC	Goldman Sachs Bank USA	2,475,055	08/18/26	0.20%	1D FEDL01	Monthly	138,526
Synchrony Financial	Barclays Bank PLC	2,415,128	06/21/27	0.20%	1D OBFR01	Monthly	63,432
Synopsys, Inc.	Goldman Sachs Bank USA	1,231,939	08/18/26	0.20%	1D FEDL01	Monthly	(29,893)
Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs Bank USA	3,872,786	08/18/26	0.20%	1D FEDL01	Monthly	(19,475)
Takeda Pharmaceutical Co Ltd.	Barclays Bank PLC	1,519,009	06/21/27	0.20%	1D OBFR01	Monthly	19,809
Tapestry, Inc.	Citibank NA	4,507,948	02/22/28	0.20%	1D OBFR01	Monthly	270,985
TE Connectivity PLC	Goldman Sachs Bank USA	6,162,519	08/18/26	0.20%	1D FEDL01	Monthly	71,534
Telefonaktiebolaget LM Ericsson	Barclays Bank PLC	711,627	06/21/27	0.20%	1D OBFR01	Monthly	23,996
Telefonica Brasil SA	Citibank NA	707,026	02/22/28	0.20%	1D OBFR01	Monthly	(56,401)
Tencent Music Entertainment Group	Goldman Sachs Bank USA	1,453,345	08/18/26	0.20%	1D FEDL01	Monthly	73,114
T-Mobile US, Inc.	Citibank NA	6,064,664	02/22/28	0.20%	1D OBFR01	Monthly	(437,772)
Toyota Motor Corp.	JPMorgan Chase Bank N.A.	764,668	02/11/27	0.20%	1D OBFR01	Monthly	47,422
Tractor Supply Co.	Citibank NA	2,549,329	02/22/28	0.20%	1D OBFR01	Monthly	122,430
Trane Technologies PLC	Goldman Sachs Bank USA	1,595,171	08/18/26	0.20%	1D FEDL01	Monthly	(60,169)
TransDigm Group, Inc.	Barclays Bank PLC	2,561,510	06/21/27	0.20%	1D OBFR01	Monthly	114,083
Travelers Companies, Inc. (The)	JPMorgan Chase Bank N.A.	5,433,576	02/11/27	0.20%	1D OBFR01	Monthly	116,311
Truist Financial Corp.	Barclays Bank PLC	999,372	06/21/27	0.20%	1D OBFR01	Monthly	2,125
Ulta Beauty, Inc.	Citibank NA	1,373,197	02/22/28	0.20%	1D OBFR01	Monthly	83,240
Unilever PLC	Barclays Bank PLC	1,649,439		0.00%		Monthly	42,150
United Airlines Holdings, Inc.	Citibank NA	794,906	02/22/28	0.20%	1D OBFR01	Monthly	27,591
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	2,577,605	02/11/27	0.20%	1D OBFR01	Monthly	(57,639)
Universal Health Services, Inc.	Goldman Sachs Bank USA	1,516,388	08/18/26	0.20%	1D FEDL01	Monthly	193,615
Valero Energy Corp.	Citibank NA	2,815,692	02/22/28	0.20%	1D OBFR01	Monthly	17,931
Ventas, Inc.	Goldman Sachs Bank USA	2,359,447	08/18/26	0.20%	1D FEDL01	Monthly	(20,388)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Flexible Equity Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
VeriSign, Inc.	Goldman Sachs Bank USA	$1,971,633	08/18/26	0.20%	1D FEDL01	Monthly	$109,261
Vertex Pharmaceuticals, Inc.	JPMorgan Chase Bank N.A.	1,472,331	02/11/27	0.20%	1D OBFR01	Monthly	(41,031)
VICI Properties, Inc.	Citibank NA	10,847,437	02/22/28	0.20%	1D OBFR01	Monthly	(100,484)
Vodafone Group PLC, SP ADR	Barclays Bank PLC	1,352,984	06/21/27	0.20%	1D OBFR01	Monthly	23,553
Walt Disney Co. (The)	JPMorgan Chase Bank N.A.	2,156,183	02/11/27	0.20%	1D OBFR01	Monthly	(8,261)
Wells Fargo & Co.	Goldman Sachs Bank USA	6,805,922	08/18/26	0.20%	1D FEDL01	Monthly	(30,403)
West Pharmaceutical Services, Inc.	Citibank NA	2,989,939	02/22/28	0.20%	1D OBFR01	Monthly	(16,426)
Western Digital Corp.	Citibank NA	477,066	02/22/28	0.20%	1D OBFR01	Monthly	(10,138)
Williams-Sonoma, Inc.	Citibank NA	1,202,859	02/22/28	0.20%	1D OBFR01	Monthly	34,191
Woori Financial Group, Inc.	Barclays Bank PLC	443,163	06/21/27	0.20%	1D OBFR01	Monthly	33,901
Total long positions of equity swaps							7,707,238
Short Contracts(b)
Abivax SA	Citibank NA	$(1,993,588)	02/22/28	(0.15)%	1D OBFR01	Monthly	$67,947
Alexandria Real Estate Equities, Inc.	Barclays Bank PLC	(3,387,728)	06/21/27	(0.15)%	1D OBFR01	Monthly	(92,298)
Allegion PLC	Citibank NA	(1,761,831)	02/22/28	(0.15)%	1D OBFR01	Monthly	(219,678)
Allstate Corp. (The)	Citibank NA	(1,027,187)	02/22/28	(0.15)%	1D OBFR01	Monthly	(14,080)
Amcor PLC	Goldman Sachs Bank USA	(3,191,038)	08/18/26	(0.15)%	1D FEDL01	Monthly	(110,380)
American Electric Power Co., Inc.	Citibank NA	(1,053,382)	02/22/28	(0.15)%	1D OBFR01	Monthly	41,322
American Express Co.	Citibank NA	(4,168,140)	02/22/28	(0.15)%	1D OBFR01	Monthly	149,280
American International Group, Inc.	JPMorgan Chase Bank N.A.	(2,915,676)	02/11/27	(0.15)%	1D OBFR01	Monthly	41,219
Anheuser-Busch InBev SA/NV	Barclays Bank PLC	(5,058,058)	06/21/27	(0.50)%	1D OBFR01	Monthly	(227,513)
Anheuser-Busch InBev SA/NV	Citibank NA	(1,106,875)	02/22/28	(0.76)%	1D OBFR01	Monthly	(45,298)
Apollo Global Management, Inc.	Goldman Sachs Bank USA	(1,178,926)	08/18/26	(0.15)%	1D FEDL01	Monthly	(41,307)
Aptiv PLC	Barclays Bank PLC	(1,357,516)	06/21/27	(0.15)%	1D OBFR01	Monthly	40,805
Ares Management Corp.	Barclays Bank PLC	(1,825,760)	06/21/27	(0.15)%	1D OBFR01	Monthly	(98,793)
Ares Management Corp.	Goldman Sachs Bank USA	(6,863)	08/18/26	(0.15)%	1D FEDL01	Monthly	(182)
Arthur J Gallagher & Co.	Citibank NA	(808,870)	02/22/28	(0.15)%	1D OBFR01	Monthly	(10,226)
AT&T, Inc.	Barclays Bank PLC	(3,728,724)	06/21/27	(0.15)%	1D OBFR01	Monthly	(33,986)
AvalonBay Communities, Inc.	Barclays Bank PLC	(1,752,981)	06/21/27	(0.15)%	1D OBFR01	Monthly	38,687
Axon Enterprise, Inc.	Barclays Bank PLC	(4,395,911)	06/21/27	(0.15)%	1D OBFR01	Monthly	(293,764)
Baxter International, Inc.	JPMorgan Chase Bank N.A.	(1,849,978)	02/11/27	(0.15)%	1D OBFR01	Monthly	(324,363)
Best Buy Co., Inc.	JPMorgan Chase Bank N.A.	(813,241)	02/11/27	(0.15)%	1D OBFR01	Monthly	(69,544)
Biogen, Inc.	JPMorgan Chase Bank N.A.	(683,361)	02/11/27	(0.15)%	1D OBFR01	Monthly	(6,669)
Boeing Co. (The)	Barclays Bank PLC	(1,385,645)	06/21/27	(0.15)%	1D OBFR01	Monthly	(49,741)
Brown-Forman Corp.	Citibank NA	(551,309)	02/22/28	(0.15)%	1D OBFR01	Monthly	(48,430)
Bunge Global SA	Goldman Sachs Bank USA	(2,594,461)	08/18/26	(0.15)%	1D FEDL01	Monthly	258,144
BXP, Inc.	Citibank NA	(517,661)	02/22/28	(0.15)%	1D OBFR01	Monthly	(8,310)
Carnival Corp Ltd.	JPMorgan Chase Bank N.A.	(690,152)	02/11/27	(0.15)%	1D OBFR01	Monthly	(58,410)
CenterPoint Energy, Inc.	Goldman Sachs Bank USA	(1,352,428)	08/18/26	(0.15)%	1D FEDL01	Monthly	23,039
CF Industries Holdings, Inc.	Citibank NA	(1,338,449)	02/22/28	(0.15)%	1D OBFR01	Monthly	22,702
Charles River Laboratories International, Inc.	Barclays Bank PLC	(954,080)	06/21/27	(0.15)%	1D OBFR01	Monthly	(55,013)
Cheniere Energy, Inc.	JPMorgan Chase Bank N.A.	(1,964,317)	02/11/27	(0.15)%	1D OBFR01	Monthly	17,852
Chevron Corp.	Citibank NA	(746,061)	02/22/28	(0.15)%	1D OBFR01	Monthly	(14,884)
Chunghwa Telecom Co Ltd.	JPMorgan Chase Bank N.A.	(732,778)	02/11/27	(0.15)%	1D OBFR01	Monthly	15,652
Church & Dwight Co., Inc.	JPMorgan Chase Bank N.A.	(1,920,632)	02/11/27	(0.15)%	1D OBFR01	Monthly	(35,904)
Cigna Group (The)	Goldman Sachs Bank USA	(769,839)	08/18/26	(0.15)%	1D FEDL01	Monthly	48,495
Cincinnati Financial Corp.	Goldman Sachs Bank USA	(6,322,771)	08/18/26	(0.15)%	1D FEDL01	Monthly	(13,298)
Citizens Financial Group, Inc.	JPMorgan Chase Bank N.A.	(2,049,806)	02/11/27	(0.15)%	1D OBFR01	Monthly	(72,038)
Clorox Co. (The)	Citibank NA	(1,642,757)	02/22/28	(0.15)%	1D OBFR01	Monthly	7,379
Co.lgate-Palmolive Co.	JPMorgan Chase Bank N.A.	(3,834,291)	02/11/27	(0.15)%	1D OBFR01	Monthly	49,084

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Flexible Equity Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Coca-Cola Europacific Partners PLC	Goldman Sachs Bank USA	$(1,372,543)	08/18/26	(0.15)%	1D FEDL01	Monthly	$(61,055)
Cognizant Technology Solutions Corp.	Citibank NA	(906,953)	02/22/28	(0.15)%	1D OBFR01	Monthly	(255,619)
Coinbase Global, Inc.	Goldman Sachs Bank USA	(7,195,310)	08/18/26	(0.15)%	1D FEDL01	Monthly	719,503
Comcast Corp.	JPMorgan Chase Bank N.A.	(5,941,477)	02/11/27	(0.15)%	1D OBFR01	Monthly	(107,369)
CoreWeave, Inc.	Citibank NA	(1,500,002)	02/22/28	(0.15)%	1D OBFR01	Monthly	162,425
Corning, Inc.	JPMorgan Chase Bank N.A.	(2,857,498)	02/11/27	(0.15)%	1D OBFR01	Monthly	414,758
Corpay, Inc.	JPMorgan Chase Bank N.A.	(3,691,661)	02/11/27	(0.15)%	1D OBFR01	Monthly	(177,203)
Crowdstrike Holdings, Inc.	Citibank NA	(4,579,925)	02/22/28	(0.15)%	1D OBFR01	Monthly	(59,309)
Crown Castle, Inc.	JPMorgan Chase Bank N.A.	(4,392,895)	02/11/27	(0.15)%	1D OBFR01	Monthly	18,235
CVS Health Corp.	Citibank NA	(1,540,177)	02/22/28	(0.15)%	1D OBFR01	Monthly	49,126
Datadog, Inc.	Goldman Sachs Bank USA	(1,447,559)	08/18/26	(0.15)%	1D FEDL01	Monthly	(18,773)
Deere & Co.	Barclays Bank PLC	(654,651)	06/21/27	(0.15)%	1D OBFR01	Monthly	24,050
Diageo PLC	Goldman Sachs Bank USA	(1,472,966)	08/18/26	(0.40)%	1D FEDL01	Monthly	(82,702)
Diamondback Energy, Inc.	Goldman Sachs Bank USA	(747,721)	08/18/26	(0.15)%	1D FEDL01	Monthly	(45,001)
Dominion Energy, Inc.	Citibank NA	(835,862)	02/22/28	(0.15)%	1D OBFR01	Monthly	12,393
Dr Reddy's Laboratories Ltd.	Barclays Bank PLC	(181,397)	06/21/27	(0.15)%	1D OBFR01	Monthly	(7,492)
Dr Reddy's Laboratories Ltd.	Citibank NA	(105,971)	02/22/28	(0.57)%	1D OBFR01	Monthly	(4,377)
Dr Reddy's Laboratories Ltd.	JPMorgan Chase Bank N.A.	(735,953)	02/11/27	(0.63)%	1D OBFR01	Monthly	56,154
EchoStar Corp.	Goldman Sachs Bank USA	(4,446,606)	08/18/26	(0.15)%	1D FEDL01	Monthly	333,344
Edison International	Citibank NA	(1,481,999)	02/22/28	(0.15)%	1D OBFR01	Monthly	126,048
Edwards Lifesciences Corp.	JPMorgan Chase Bank N.A.	(2,974,158)	02/11/27	(0.15)%	1D OBFR01	Monthly	37,363
EQT Corp.	Barclays Bank PLC	(3,148,651)	06/21/27	(0.15)%	1D OBFR01	Monthly	29,374
Equinix, Inc.	Goldman Sachs Bank USA	(1,181,368)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,042
Equity Residential	Goldman Sachs Bank USA	(4,059,213)	08/18/26	(0.15)%	1D FEDL01	Monthly	109,956
Erie Indemnity Co.	Citibank NA	(837,114)	02/22/28	(0.15)%	1D OBFR01	Monthly	(123,785)
Essex Property Trust, Inc.	Citibank NA	(1,293,025)	02/22/28	(0.15)%	1D OBFR01	Monthly	39,399
Everest Group Ltd.	Citibank NA	(6,345,526)	02/22/28	(0.15)%	1D OBFR01	Monthly	19,024
Expedia Group, Inc.	Citibank NA	(349,719)	02/22/28	(0.15)%	1D OBFR01	Monthly	(19,296)
Expeditors International of Washington, Inc.	Barclays Bank PLC	(8,799,392)	06/21/27	(0.15)%	1D OBFR01	Monthly	437,463
Federal Realty Investment Trust	Goldman Sachs Bank USA	(3,838,630)	08/18/26	(0.15)%	1D FEDL01	Monthly	9,957
Fifth Third BanCorp.	Goldman Sachs Bank USA	(7,166,708)	08/18/26	(0.15)%	1D FEDL01	Monthly	121,836
First Solar, Inc.	Goldman Sachs Bank USA	(2,865,659)	08/18/26	(0.15)%	1D FEDL01	Monthly	(41,491)
FirstEnergy Corp.	JPMorgan Chase Bank N.A.	(4,611,965)	02/11/27	(0.15)%	1D OBFR01	Monthly	3,239
Ford Motor Co.	Barclays Bank PLC	(1,003,355)	06/21/27	(0.15)%	1D OBFR01	Monthly	(14,512)
Fortive Corp.	Citibank NA	(1,730,681)	02/22/28	(0.15)%	1D OBFR01	Monthly	29,874
Gen Digital, Inc.	Goldman Sachs Bank USA	(4,036,019)	08/18/26	(0.15)%	1D FEDL01	Monthly	(132,181)
General Dynamics Corp.	Citibank NA	(1,210,531)	02/22/28	(0.15)%	1D OBFR01	Monthly	(33,283)
General Motors Co.	JPMorgan Chase Bank N.A.	(5,232,052)	02/11/27	(0.15)%	1D OBFR01	Monthly	(904,353)
Genuine Parts Co.	JPMorgan Chase Bank N.A.	(922,628)	02/11/27	(0.15)%	1D OBFR01	Monthly	(10,520)
Global Payments, Inc.	JPMorgan Chase Bank N.A.	(5,040,679)	02/11/27	(0.15)%	1D OBFR01	Monthly	(492,542)
Grupo Aeroportuario del Centro Norte SAB de CV	Barclays Bank PLC	(186,891)	06/21/27	(1.00)%	1D OBFR01	Monthly	(2,750)
Grupo Aeroportuario del Centro Norte SAB de CV	Citibank NA	(74,482)	02/22/28	(0.67)%	1D OBFR01	Monthly	(1,096)
Grupo Aeroportuario del Pacifico SAB de CV	Citibank NA	(2,550,519)	02/22/28	(0.15)%	1D OBFR01	Monthly	(8,777)
Harmony Gold Mining Co Ltd.	Citibank NA	(402,669)	02/22/28	(0.15)%	1D OBFR01	Monthly	3,296
HDFC Bank Ltd.	Goldman Sachs Bank USA	(3,417,659)	08/18/26	(0.15)%	1D FEDL01	Monthly	77,270
Henry Schein, Inc.	Citibank NA	(2,670,945)	02/22/28	(0.15)%	1D OBFR01	Monthly	(27,093)
Hilton Worldwide Holdings, Inc.	Citibank NA	(1,279,412)	02/22/28	(0.15)%	1D OBFR01	Monthly	14,758
Home Depot, Inc. (The)	Citibank NA	(1,221,393)	02/22/28	(0.15)%	1D OBFR01	Monthly	(1,879)
Huntington Bancshares, Inc./OH	Goldman Sachs Bank USA	(881,490)	08/18/26	(0.15)%	1D FEDL01	Monthly	50,586

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Flexible Equity Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
IDEX Corp.	JPMorgan Chase Bank N.A.	$(995,061)	02/11/27	(0.15)%	1D OBFR01	Monthly	$(51,413)
Interactive Brokers Group, Inc.	JPMorgan Chase Bank N.A.	(5,139,787)	02/11/27	(0.15)%	1D OBFR01	Monthly	232,321
InterContinental Hotels Group PLC	Barclays Bank PLC	(154,451)	06/21/27	(0.25)%	1D OBFR01	Monthly	(6,693)
InterContinental Hotels Group PLC	Citibank NA	(1,034,497)	02/22/28	(0.16)%	1D OBFR01	Monthly	(44,828)
International Flavors & Fragrances, Inc.	JPMorgan Chase Bank N.A.	(2,304,834)	02/11/27	(0.15)%	1D OBFR01	Monthly	(32,789)
International Paper Co.	Citibank NA	(3,426,862)	02/22/28	(0.15)%	1D OBFR01	Monthly	(199,536)
Intuit, Inc.	Goldman Sachs Bank USA	(1,626,118)	08/18/26	(0.15)%	1D FEDL01	Monthly	(157,149)
IQVIA Holdings, Inc.	Citibank NA	(415,299)	02/22/28	(0.15)%	1D OBFR01	Monthly	(46,280)
Jacobs Solutions, Inc.	Citibank NA	(4,144,013)	02/22/28	(0.15)%	1D OBFR01	Monthly	(115,592)
Johnson Controls International PLC	Goldman Sachs Bank USA	(6,758,315)	08/18/26	(0.15)%	1D FEDL01	Monthly	(266,406)
KB Financial Group, Inc.	Citibank NA	(1,168,467)	02/22/28	(0.18)%	1D OBFR01	Monthly	11,003
KB Financial Group, Inc.	JPMorgan Chase Bank N.A.	(15,993)	02/11/27	(0.15)%	1D OBFR01	Monthly	(148)
Keurig Dr. Pepper, Inc.	Goldman Sachs Bank USA	(4,551,350)	08/18/26	(0.15)%	1D FEDL01	Monthly	(111,360)
KeyCorp.	Goldman Sachs Bank USA	(1,011,618)	08/18/26	(0.15)%	1D FEDL01	Monthly	39,299
Kimberly-Clark Corp.	Citibank NA	(1,200,075)	02/22/28	(0.15)%	1D OBFR01	Monthly	(4,739)
Koninklijke Philips NV	Barclays Bank PLC	(897,176)	06/21/27	(0.38)%	1D OBFR01	Monthly	1,740
Koninklijke Philips NV	Citibank NA	(1,298,552)	02/22/28	(0.15)%	1D OBFR01	Monthly	(1,483)
Leidos Holdings, Inc.	Barclays Bank PLC	(3,193,667)	06/21/27	(0.15)%	1D OBFR01	Monthly	(248,324)
Lennar Corp.	Citibank NA	(1,024,821)	02/22/28	(0.15)%	1D OBFR01	Monthly	(2,495)
Lennox International, Inc.	Citibank NA	(1,675,060)	02/22/28	(0.15)%	1D OBFR01	Monthly	367,534
Li Auto, Inc.	Citibank NA	(293,195)	02/22/28	(1.02)%	1D OBFR01	Monthly	(36,528)
Li Auto, Inc.	JPMorgan Chase Bank N.A.	(1,890,858)	02/11/27	(1.00)%	1D OBFR01	Monthly	(214,977)
Live Nation Entertainment, Inc.	Barclays Bank PLC	(1,141,891)	06/21/27	(0.15)%	1D OBFR01	Monthly	24,324
Lululemon Athletica, Inc.	JPMorgan Chase Bank N.A.	(7,552,498)	02/11/27	(0.15)%	1D OBFR01	Monthly	(250,723)
Marvell Technology, Inc.	Citibank NA	(2,706,004)	02/22/28	(0.15)%	1D OBFR01	Monthly	202,640
Masco Corp.	Citibank NA	(990,178)	02/22/28	(0.15)%	1D OBFR01	Monthly	108,186
MGM Resorts International	JPMorgan Chase Bank N.A.	(2,346,236)	02/11/27	(0.15)%	1D OBFR01	Monthly	98,081
Mid-America Apartment Communities, Inc.	Citibank NA	(1,744,632)	02/22/28	(0.15)%	1D OBFR01	Monthly	(4,373)
MINISO Group Holding Ltd.	Barclays Bank PLC	(536,324)	06/21/27	(1.25)%	1D OBFR01	Monthly	(25,055)
Mitsubishi UFJ Financial Group, Inc.	Citibank NA	(1,123,413)	02/22/28	(0.15)%	1D OBFR01	Monthly	(2,005)
Mondelez International, Inc.	Citibank NA	(6,026,678)	02/22/28	(0.15)%	1D OBFR01	Monthly	(152,293)
Monolithic Power Systems, Inc.	Citibank NA	(1,798,527)	02/22/28	(0.15)%	1D OBFR01	Monthly	(53,886)
Monster Beverage Corp.	Goldman Sachs Bank USA	(9,329,071)	08/18/26	(0.15)%	1D FEDL01	Monthly	29,365
Moody's Corp.	Barclays Bank PLC	(3,400,966)	06/21/27	(0.15)%	1D OBFR01	Monthly	78,617
Mosaic Co. (The)	Goldman Sachs Bank USA	(2,674,436)	08/18/26	(0.15)%	1D FEDL01	Monthly	71,377
Motorola Solutions, Inc.	Citibank NA	(595,401)	02/22/28	(0.15)%	1D OBFR01	Monthly	(15,520)
Nebius Group NV	Citibank NA	(3,333,276)	02/22/28	(0.42)%	1D OBFR01	Monthly	367,450
NetEase, Inc.	Citibank NA	(1,667,185)	02/22/28	(0.15)%	1D OBFR01	Monthly	(157,681)
NextEra Energy, Inc.	Citibank NA	(1,143,643)	02/22/28	(0.15)%	1D OBFR01	Monthly	31,850
Nice Ltd.	Citibank NA	(735,070)	02/22/28	(0.45)%	1D OBFR01	Monthly	(85,282)
Nice Ltd.	Goldman Sachs Bank USA	(8,427)	08/18/26	(0.51)%	1D FEDL01	Monthly	227
NIKE, Inc.	Citibank NA	(4,933,607)	02/22/28	(0.15)%	1D OBFR01	Monthly	57,082
Norwegian Cruise Line Holdings Ltd.	Citibank NA	(2,191,324)	02/22/28	(0.15)%	1D OBFR01	Monthly	95,136
Novo Nordisk A/S	Goldman Sachs Bank USA	(3,163,036)	08/18/26	(0.15)%	1D FEDL01	Monthly	180,847
NXP Semiconductors NV	Barclays Bank PLC	(1,123,843)	06/21/27	(0.15)%	1D OBFR01	Monthly	200,099
Old Dominion Freight Line, Inc.	Barclays Bank PLC	(568,246)	06/21/27	(0.15)%	1D OBFR01	Monthly	33,866
Omnicom Group, Inc.	Goldman Sachs Bank USA	(2,527,663)	08/18/26	(0.15)%	1D FEDL01	Monthly	82,139
ON Semiconductor Corp.	JPMorgan Chase Bank N.A.	(2,240,842)	02/11/27	(0.15)%	1D OBFR01	Monthly	177,578
ONEOK, Inc.	Citibank NA	(2,204,948)	02/22/28	(0.15)%	1D OBFR01	Monthly	20,785

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Flexible Equity Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
O'Reilly Automotive, Inc.	Citibank NA	$(618,119)	02/22/28	(0.15)%	1D OBFR01	Monthly	$12,416
Palo Alto Networks, Inc.	Goldman Sachs Bank USA	(1,166,082)	08/18/26	(0.15)%	1D FEDL01	Monthly	76,684
PayPal Holdings, Inc.	Barclays Bank PLC	(3,275,867)	06/21/27	(0.15)%	1D OBFR01	Monthly	(100,324)
Pearson PLC	Citibank NA	(878,723)	02/22/28	(0.15)%	1D OBFR01	Monthly	(46,421)
Pentair PLC	Citibank NA	(1,022,061)	02/22/28	(0.15)%	1D OBFR01	Monthly	(38,329)
Pfizer, Inc.	Goldman Sachs Bank USA	(4,236,311)	08/18/26	0.10%	1D FEDL01	Monthly	(41,099)
Philip Morris International, Inc.	Citibank NA	(1,643,389)	02/22/28	(0.15)%	1D OBFR01	Monthly	29,434
Public Storage	Barclays Bank PLC	(6,926,860)	06/21/27	(0.15)%	1D OBFR01	Monthly	(261,286)
PulteGroup, Inc.	Citibank NA	(1,254,352)	02/22/28	(0.15)%	1D OBFR01	Monthly	5,335
Quanta Services, Inc.	Barclays Bank PLC	(4,365,084)	06/21/27	(0.15)%	1D OBFR01	Monthly	(203,663)
Regency Centers Corp.	Barclays Bank PLC	(2,597,412)	06/21/27	(0.15)%	1D OBFR01	Monthly	60,971
RELX PLC	Citibank NA	(1,017,330)	02/22/28	(0.15)%	1D OBFR01	Monthly	(83,276)
RELX PLC	JPMorgan Chase Bank N.A.	(190,601)	02/11/27	(0.15)%	1D OBFR01	Monthly	(20,041)
Rentokil Initial PLC	Barclays Bank PLC	(4,338,292)	06/21/27	(0.15)%	1D OBFR01	Monthly	930,301
Rio Tinto PLC	Citibank NA	(1,352,271)	02/22/28	(0.15)%	1D OBFR01	Monthly	(66,969)
Robinhood Markets, Inc.	JPMorgan Chase Bank N.A.	(1,553,297)	02/11/27	(0.15)%	1D OBFR01	Monthly	288,482
Rocket Cos., Inc.	Goldman Sachs Bank USA	(1,630,595)	08/18/26	(0.15)%	1D FEDL01	Monthly	144,063
Rollins, Inc.	Citibank NA	(2,312,714)	02/22/28	(0.15)%	1D OBFR01	Monthly	78,483
Roper Technologies, Inc.	Citibank NA	(2,457,983)	02/22/28	(0.15)%	1D OBFR01	Monthly	(403,398)
Royal Caribbean Cruises Ltd.	Citibank NA	(2,256,966)	02/22/28	(0.15)%	1D OBFR01	Monthly	(253,148)
Ryanair Holdings PLC	Citibank NA	(3,031,956)	02/22/28	(0.15)%	1D OBFR01	Monthly	(15,596)
Sasol Ltd.	Citibank NA	(1,163,922)	02/22/28	(0.61)%	1D OBFR01	Monthly	(39,072)
Sasol Ltd.	Goldman Sachs Bank USA	(152,289)	08/18/26	(1.21)%	1D FEDL01	Monthly	(11,628)
Sasol Ltd.	JPMorgan Chase Bank N.A.	(236,733)	02/11/27	(0.63)%	1D OBFR01	Monthly	(31,396)
Shell PLC	Citibank NA	(4,201,229)	02/22/28	(0.15)%	1D OBFR01	Monthly	(204,153)
Simon Property Group, Inc.	Barclays Bank PLC	(4,739,556)	06/21/27	(0.15)%	1D OBFR01	Monthly	(60,012)
SK Telecom Co Ltd.	Goldman Sachs Bank USA	(1,667,987)	08/18/26	(0.15)%	1D FEDL01	Monthly	59,918
SLB Ltd.	Citibank NA	(1,724,129)	02/22/28	0.15%	1D OBFR01	Monthly	(69,443)
Snowflake, Inc.	JPMorgan Chase Bank N.A.	(2,088,239)	02/11/27	(0.15)%	1D OBFR01	Monthly	(178,522)
Sociedad Quimica y Minera de Chile SA	Goldman Sachs Bank USA	(1,794,146)	08/18/26	(0.15)%	1D FEDL01	Monthly	47,569
Spotify Technology SA	JPMorgan Chase Bank N.A.	(1,129,015)	02/11/27	(0.15)%	1D OBFR01	Monthly	(31,845)
Starbucks Corp.	Goldman Sachs Bank USA	(4,651,213)	08/18/26	(0.15)%	1D FEDL01	Monthly	(23,256)
STMicroelectronics NV	Goldman Sachs Bank USA	(2,616,730)	08/18/26	(0.15)%	1D FEDL01	Monthly	462,349
Strategy, Inc.	Goldman Sachs Bank USA	(2,466,594)	08/18/26	(0.15)%	1D FEDL01	Monthly	111,833
Stryker Corp.	Citibank NA	(1,863,480)	02/22/28	(0.15)%	1D OBFR01	Monthly	(99,188)
Sumitomo Mitsui Financial Group, Inc.	Barclays Bank PLC	(540,638)	06/21/27	(0.50)%	1D OBFR01	Monthly	4,146
Sumitomo Mitsui Financial Group, Inc.	Citibank NA	(1,399,583)	02/22/28	(0.97)%	1D OBFR01	Monthly	10,733
Sumitomo Mitsui Financial Group, Inc.	Goldman Sachs Bank USA	(2,776,468)	08/18/26	(0.68)%	1D FEDL01	Monthly	(54,934)
Super Micro Computer, Inc.	Barclays Bank PLC	(2,661,134)	06/21/27	(0.15)%	1D OBFR01	Monthly	188,091
Suzano SA	JPMorgan Chase Bank N.A.	(2,278,856)	02/11/27	(0.15)%	1D OBFR01	Monthly	(119,788)
T Rowe Price Group, Inc.	Citibank NA	(1,760,099)	02/22/28	(0.15)%	1D OBFR01	Monthly	69,657
Take-Two Interactive Software, Inc.	Barclays Bank PLC	(2,470,590)	06/21/27	(0.15)%	1D OBFR01	Monthly	(90,030)
Targa Resources Corp.	Goldman Sachs Bank USA	(1,182,009)	08/18/26	(0.15)%	1D FEDL01	Monthly	45,103
Target Corp.	Barclays Bank PLC	(7,092,267)	06/21/27	(0.15)%	1D OBFR01	Monthly	(326,716)
Teledyne Technologies, Inc.	Goldman Sachs Bank USA	(653,458)	08/18/26	(0.15)%	1D FEDL01	Monthly	(31,612)
Telkom Indonesia Persero Tbk PT	Goldman Sachs Bank USA	(1,213,740)	08/18/26	(0.15)%	1D FEDL01	Monthly	(12,525)
Teva Pharmaceutical Industries Ltd.	Citibank NA	(438,351)	02/22/28	(0.15)%	1D OBFR01	Monthly	(70,660)
Texas Pacific Land Corp.	JPMorgan Chase Bank N.A.	(739,884)	02/11/27	(0.15)%	1D OBFR01	Monthly	7,994
TKO Group Holdings, Inc.	Citibank NA	(1,483,536)	02/22/28	(0.15)%	1D OBFR01	Monthly	(1,307)
Trade Desk, Inc. (The)	Citibank NA	(966,355)	02/22/28	(0.15)%	1D OBFR01	Monthly	(25,286)
Trimble, Inc.	Goldman Sachs Bank USA	(3,991,574)	08/18/26	(0.15)%	1D FEDL01	Monthly	(269,862)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Flexible Equity Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Trip.com Group Ltd.	Citibank NA	$(3,711,784)	02/22/28	(0.15)%	1D OBFR01	Monthly	$(386,172)
Uber Technologies, Inc.	Goldman Sachs Bank USA	(715,073)	08/18/26	(0.15)%	1D FEDL01	Monthly	22,730
UDR, Inc.	JPMorgan Chase Bank N.A.	(862,823)	02/11/27	(0.15)%	1D OBFR01	Monthly	33,568
Union Pacific Corp.	JPMorgan Chase Bank N.A.	(2,087,934)	02/11/27	(0.15)%	1D OBFR01	Monthly	26,956
United Microelectronics Corp.	Citibank NA	(793,095)	02/22/28	(0.87)%	1D OBFR01	Monthly	84,190
United Parcel Service, Inc.	Citibank NA	(1,757,293)	02/22/28	(0.15)%	1D OBFR01	Monthly	176,275
United Rentals, Inc.	Citibank NA	(638,632)	02/22/28	(0.15)%	1D OBFR01	Monthly	(27,271)
Vulcan Materials Co.	JPMorgan Chase Bank N.A.	(540,129)	02/11/27	(0.15)%	1D OBFR01	Monthly	31,189
Walmart, Inc.	Goldman Sachs Bank USA	(6,512,219)	08/18/26	(0.15)%	1D FEDL01	Monthly	71,626
Waters Corp.	Goldman Sachs Bank USA	(2,751,786)	08/18/26	(0.15)%	1D FEDL01	Monthly	(88,227)
Welltower, Inc.	JPMorgan Chase Bank N.A.	(3,220,257)	02/11/27	(0.15)%	1D OBFR01	Monthly	123,774
Westinghouse Air Brake Technologies Corp.	Goldman Sachs Bank USA	(8,998,279)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,120,158)
Weyerhaeuser Co.	Citibank NA	(2,231,267)	02/22/28	(0.15)%	1D OBFR01	Monthly	(113,343)
Willis Towers Watson PLC	JPMorgan Chase Bank N.A.	(2,911,433)	02/11/27	(0.15)%	1D OBFR01	Monthly	(418,542)
Workday, Inc.	Citibank NA	(722,748)	02/22/28	(0.15)%	1D OBFR01	Monthly	(152,387)
Wynn Resorts Ltd.	Citibank NA	(2,868,261)	02/22/28	(0.15)%	1D OBFR01	Monthly	(132,788)
Xcel Energy, Inc.	Citibank NA	(1,566,512)	02/22/28	(0.15)%	1D OBFR01	Monthly	38,875
XPeng, Inc.	Citibank NA	(493,774)	02/22/28	(0.55)%	1D OBFR01	Monthly	(5,764)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	(993,971)	02/11/27	(0.15)%	1D OBFR01	Monthly	12,059
Zebra Technologies Corp.	JPMorgan Chase Bank N.A.	(1,632,854)	02/11/27	(0.15)%	1D OBFR01	Monthly	(181,779)
Zimmer Biomet Holdings, Inc.	Barclays Bank PLC	(2,256,806)	06/21/27	(0.15)%	1D OBFR01	Monthly	(119,530)
Zoetis, Inc.	Barclays Bank PLC	(961,280)	06/21/27	(0.15)%	1D OBFR01	Monthly	(40,167)
Total short positions of equity swaps							(3,446,608)
Total long and short positions of equity swaps							4,260,630
Net dividends and financing fees							(116,999)
Total equity swap contracts including dividends and financing fees							$4,143,631

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Flexible Equity Active ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,579,479,407	$—	$—	$1,579,479,407
Short-Term Securities
Money Market Funds	33,362,286	—	—	33,362,286
	$1,612,841,693	$—	$—	$1,612,841,693
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$2,399,611	$—	$2,399,611
Equity Contracts	—	23,602,421	—	23,602,421
Liabilities
Foreign Currency Exchange Contracts	—	(1,446,832)	—	(1,446,832)
Equity Contracts	—	(19,458,790)	—	(19,458,790)
	$—	$5,096,410	$—	$5,096,410

(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts.  Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt

CME	Chicago Mercantile Exchange
NVS	Non-Voting Shares
S&P	Standard & Poor's
SAP	Subject to Appropriations